Contract Liabilities-Schedule of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Contract liabilities, current
Contract liabilities, current	$ 10,828	¥ 75,718	¥ 88,103
Contract liabilities, non-current
Contract liabilities, non-current	1,874	13,104	12,223
Membership fee [Member]
Contract liabilities, current
Contract liabilities, current	7,247	50,676	55,708
Contract liabilities, non-current
Contract liabilities, non-current	1,784	12,473	11,430
Value-Add Service Fee [Member]
Contract liabilities, current
Contract liabilities, current	1,379	9,642	14,509
Contract liabilities, non-current
Contract liabilities, non-current	90	631	793
Government Project [Member]
Contract liabilities, current
Contract liabilities, current	452	3,160	3,757
Tian Bi [Member]
Contract liabilities, current
Contract liabilities, current	1,496	10,460	13,247
Others [Member]
Contract liabilities, current
Contract liabilities, current	$ 254	¥ 1,780	¥ 882